Consolidated Statements of Cash Flows - USD ($)	6 Months Ended		12 Months Ended
	Jun. 30, 2017	Jun. 30, 2016	Dec. 31, 2016	Dec. 31, 2015
Cash flows from operating activities:
Net loss	$ (779,559)	$ (1,994,030)	$ (5,571,083)	$ (2,027,498)
Adjustments to reconcile net loss to net cash provided by operating activities:
Depreciation and amortization from continuing operations			10,256,185	7,784,917
Depreciation and amortization	4,947,333	5,159,161	10,256,185	7,784,917
Depreciation and amortization from discontinued operations				165,646
Stock compensation	273,840	259,068	520,578	464,827
Bad debt expense	1,000	(52,948)	(196)	236,329
Gain on sale of real estate assets, net	(2,027,051)	(1,388,545)	(2,186,481)	(6,243,640)
Impairment of real estate assets			948,053	0
Amortization of financing costs	743,291	735,307	1,447,021	1,286,437
Amortization of above-market leases	55,663	93,136	170,566	212,941
Amortization of below-market leases	(167,763)	(234,140)	(456,393)	(169,363)
Straight-line rent adjustment	(317,390)	(402,452)
Changes in operating assets and liabilities:
Other assets	570,693	715,371	69,305	(1,170,342)
Accounts payable and accrued liabilities	(277,060)	(1,368,187)	(1,392,693)	2,273,512
Accrued real estate taxes	(991,200)	(805,744)	(82,780)	955,216
Net cash provided by operating activities	2,031,797	715,997	3,722,082	3,768,982
Cash flows from investing activities:
Real estate acquisitions	(9,694,785)	(7,768,755)	(23,667,535)	(67,852,592)
Additions to buildings and tenant improvements	(1,819,591)	(2,331,329)	(4,150,213)	(2,854,939)
Additions to deferred leasing costs	(233,069)	(533,760)	(931,199)	(639,004)
Proceeds from sales of real estate	13,942,848	5,287,277	9,768,417	37,755,598
Restricted cash	1,225,289	2,126,847	2,488,138	(2,673,288)
Net cash provided by (used in) investing activities	3,420,692	(3,219,720)	(16,492,392)	(36,264,225)
Cash flows from financing activities:
Proceeds from mortgage notes payable, net of issuance costs	9,063,146	9,199,547	26,081,321	50,864,054
Repayment of mortgage notes payable	(8,233,285)	(5,514,476)	(10,266,235)	(30,834,664)
Redemption of mandatorily redeemable preferred stock			(2,300,000)
Proceeds from issuance of mandatorily redeemable preferred stock, net of offering costs				18,200,000
Proceeds from issuance of common stock				49,999
Contributions from noncontrolling interests net of distributions paid	1,004,164	211,173	317,266	(493,534)
Repurchase of common stock	(17,394)	(55,023)	(55,031)	(176,461)
Dividends paid to stockholders	(2,384,398)	(2,145,717)	(4,517,287)	(4,123,730)
Net cash (used in) provided by financing activities	(2,721,267)	1,395,504	9,260,034	33,485,664
Net increase (decrease) in cash and cash equivalents	2,731,222	(1,108,219)	(3,510,276)	990,421
Cash and cash equivalents-beginning of period	3,116,147	6,626,423	6,626,423	5,636,002
Cash and cash equivalents-end of period	5,847,369	5,518,204	3,116,147	6,626,423
Supplemental disclosure of cash flow information:
Interest paid Series B preferred stock	2,242,605	3,990,611	6,250,360	3,439,189
Interest paid-mortgage notes payable	3,732,411	3,705,826	7,244,413	5,965,824
Non-cash investing and financing activities:
Reinvestment of cash dividends	1,107,870	1,258,904	2,364,387	2,661,979
Accrual of dividends payable	1,224,122	1,144,320	$ 1,171,924	$ 1,063,454
Redeemable Convertible Preferred Stock Series B [Member]
Cash flows from financing activities:
Redemption of mandatorily redeemable preferred stock	(2,000,000)	$ (300,000)
Series B preferred stock costs	$ (153,500)